RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2023
Recoverable Taxes
RECOVERABLE TAXES

18.	RECOVERABLE TAXES

	2023	2022
PIS/COFINS exclusion of ICMS (i)	6,490.4	5,992.8
ICMS	436.5	423.2
Income tax and social contributions recoverable	4,087.0	4,607.5
Other	311.2	292.8
Non-current	11,325.1	11,316.3

PIS/COFINS exclusion of ICMS (i)	219.0	73.5
PIS/COFINS	170.4	242.7
ICMS	426.9	542.2
IPI	112.5	131.0
Income tax and social contributions recoverable	2,436.6	1,808.7
Other	70.3	55.4
Current	3,435.7	2,853.5

Total	14,760.8	14,169.8

(i)	As detailed in Note 27.2 - Contingencies, the Company recognized PIS and COFINS credits arising from the exclusion of ICMS from the substitution of tax basis for contribution.

Accounting policies

Recognition of assets and liabilities relating to extemporaneous tax debits or credits

The accounting policy applied by the Company considers the extemporaneous tax credits and debits of any nature as determined by IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, except for income taxes, for which the policy disclosed in note 13 – Income tax and social contribution is applied.

According to this policy, tax credits are recognized only when Management (i) has elements that guarantee that the credit is virtually certain; and (ii) the amount to be offset or refunded can be reliably measured. In cases where the recovery of the asset is probable, or the amount cannot be reliably measured, the amounts are not recognized in the account, but presented in Note 27 - Provisions, Contingent Liabilities and Contingent Assets related to contingent assets. Management understands that, in cases of lawsuits involving contingent assets, a final and unappealable decision on the specific lawsuit of the Company is required to confirm the existence of its rights, except where specific circumstances pertinent to the case allow the recognition of its rights with sufficient objectivity and reliability.

To measure the amounts of extemporaneous tax credits arising from lawsuits, the Company evaluates the documents for the period covered by the lawsuit, and applies the guidelines for the final decision, applicable legislation or other elements that enable the amount to be estimated with sufficient reliability.

Debts of the same nature are recognized if (i) they arise from a past event; (ii) there is a present obligation; (iii) the expected outflow of resources is probable and (iv) the amounts are reliably estimated. If the expectation of disbursement is possible or the amount cannot be reliably measured, the amounts are presented in Note 27.2 - Contingencies.

Both contingent assets and liabilities are assessed periodically to ensure that they are appropriately reflected and disclosed in the financial statements.

The accounting policy for the recognition of assets and liabilities of extemporaneous tax credits and debits of any nature are recorded as “Other operating income/(expenses)”, except for amnesty payments, which are recorded as exceptional items, given their one-off nature.